Total Equity - Summary of Other Reserves Within Equity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (74,789,241)	$ (136,755,547)	$ (1,107,906,103)
Other reserves, Changes	(102,974,032)	61,966,306	971,150,556
Other reserves, Ending balance	(177,763,273)	(74,789,241)	(136,755,547)
Reserve for Exchange Differences in Foreign Currency Translation [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	12,608,918	16,210,841	19,691,866
Other reserves, Changes	(5,386,947)	(3,601,923)	(3,481,025)
Other reserves, Ending balance	7,221,971	12,608,918	16,210,841
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(52,329,034)	(123,499,401)	(205,691,575)
Other reserves, Changes	(101,233,208)	71,170,367	82,192,174
Other reserves, Ending balance	(153,562,242)	(52,329,034)	(123,499,401)
Reserve for Gains and Losses on Remeasuring Available-for-Sale Financial Assets [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(1,027)	(1,033)	(1,046)
Other reserves, Changes	(11)	6	13
Other reserves, Ending balance	(1,038)	(1,027)	(1,033)
Other Reserves Related to Assets Held for Sale and Disposal Groups [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		2,722,113	(202,189,042)
Other reserves, Changes		(2,722,113)	204,911,155
Other reserves, Ending balance			2,722,113
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(35,068,098)	(32,188,067)	(719,716,306)
Other reserves, Changes	3,646,134	(2,880,031)	687,528,239
Other reserves, Ending balance	$ (31,421,964)	$ (35,068,098)	$ (32,188,067)